Gain (loss) on non - financial assets, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain (loss) on non - financial assets, net
Profit on sale of investment property	$ 0	$ 500	$ 1,270